UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brightline Capital Management, LLC

Address:  1120 Avenue of the Americas, Suite 1505
          New York, New York 10036

13F File Number: 028-14718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nick Khera
Title:  Managing Member
Phone:  (212) 626-6829


Signature, Place and Date of Signing:

/s/ Nick Khera                  New York, New York           November 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $18,716
                                         (thousands)


List of Other Included Managers: NONE



                                                    FORM 13F INFORMATION TABLE
                                                Brightline Capital Management, LLC
                                                        September 30, 2012



COLUMN 1                        COLUMN 2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8

                                                             VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                  --------------   -----       --------   -------  --- ----  ----------  --------  ----    ------ ----
ALLIANCEBERNSTEIN HOLDING LP    UNIT LTD PARTN   01881G106     848       55,000  SH        SOLE                   55,000
AMERICAN INTL GROUP INC         COM NEW          026874784   1,213       37,000  SH        SOLE                   37,000
DEX ONE CORP                    COM              25212W100     313      250,000  SH        SOLE                  250,000
FAIRPOINT COMMUNICATIONS INC    COM NEW          305560302     953      126,000  SH        SOLE                  126,000
GENERAL MTRS CO                 COM              37045V100   1,297       57,000  SH        SOLE                   57,000
MASCO CORP                      COM              574599106   2,709      180,000  SH        SOLE                  180,000
MCDERMOTT INTL INC              COM              580037109   1,295      106,000  SH        SOLE                  106,000
NEWCASTLE INVT CORP             COM              65105M108   1,732      230,000  SH        SOLE                  230,000
NEXSTAR BROADCASTING GROUP I    CL A             65336K103   1,274      120,000  SH        SOLE                  120,000
OFFICEMAX INC DEL               COM              67622P101   3,358      430,000  SH        SOLE                  430,000
QUAD / GRAPHICS INC             COM CL A         747301109   1,221       72,000  SH        SOLE                   72,000
RADIAN GROUP INC                COM              750236101     195       45,000  SH        SOLE                   45,000
SPRINT NEXTEL CORP              COM SER 1        852061100     662      120,000  SH        SOLE                  120,000
ISTAR FINL INC                  COM              45031U101   1,035      125,000  SH        SOLE                  125,000
U S SILICA HLDGS INC            COM              90346E103     610       45,000  SH        SOLE                   45,000




SK 25128 0001 1333356